KAR Capital Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
($ reported in thousands)
	Shares	Value
Convertible Preferred Stock—1.0%
Information Technology—1.0%
Disco Topco Holdings (Cayman) LP Class E(1)(2)(3)	1,470,739	$5,813
Total Convertible Preferred Stock (Identified Cost $5,813)		5,813

Common Stocks—98.3%
Communication Services—14.5%
Activision Blizzard, Inc.	111,610	8,471
Facebook, Inc. Class A(2)	152,300	34,583
Netflix, Inc.(2)	57,610	26,215
Tencent Holdings Ltd. ADR	325,400	20,825
		90,094

Consumer Discretionary—25.0%
Alibaba Group Holding Ltd. Sponsored ADR(2)	147,020	31,712
Amazon.com, Inc.(2)	21,062	58,106
Home Depot, Inc. (The)	36,115	9,047
Las Vegas Sands Corp.	182,973	8,333
McDonald’s Corp.	36,770	6,783
MercadoLibre, Inc.(2)	13,690	13,495
NIKE, Inc. Class B	155,780	15,274
Ross Stores, Inc.	100,986	8,608
Trip.com Group Ltd. ADR(2)	147,900	3,834
		155,192

Consumer Staples—4.6%
Estee Lauder Cos., Inc. (The) Class A	16,470	3,107
McCormick & Co., Inc.	40,185	7,210
Monster Beverage Corp.(2)	123,253	8,544
Procter & Gamble Co. (The)	83,150	9,942
		28,803

Financials—5.7%
Bank of America Corp.	493,300	11,716
CME Group, Inc.	35,800	5,819
MarketAxess Holdings, Inc.	27,430	13,740
Progressive Corp. (The)	53,420	4,280
		35,555

Health Care—6.4%
Danaher Corp.	67,872	12,002
HealthEquity, Inc.(2)	77,570	4,551
Illumina, Inc.(2)	16,640	6,163
Zoetis, Inc.	122,457	16,781
		39,497

Industrials—9.2%
CoStar Group, Inc.(2)	19,351	13,752
	Shares	Value

Industrials—continued
Equifax, Inc.	35,990	$6,186
Fair Isaac Corp.(2)	20,350	8,507
Kansas City Southern	58,900	8,793
Roper Technologies, Inc.	31,609	12,273
Uber Technologies, Inc.(2)	248,061	7,710
		57,221

Information Technology—30.9%
Accenture plc Class A	45,418	9,752
Amphenol Corp. Class A	142,338	13,638
Avalara, Inc.(2)	163,350	21,740
Bill.com Holdings, Inc.(2)(3)	331,860	29,937
NVIDIA Corp.	73,930	28,087
Paycom Software, Inc.(2)	78,802	24,407
Trade Desk, Inc. (The) Class A(2)	51,880	21,089
Visa, Inc. Class A	143,204	27,663
Workday, Inc. Class A(2)	81,131	15,201
		191,514

Materials—2.0%
Ecolab, Inc.	63,696	12,672
Total Common Stocks (Identified Cost $225,568)		610,548

Total Long-Term Investments—99.3% (Identified Cost $231,381)		616,361

TOTAL INVESTMENTS—99.3% (Identified Cost $231,381)		$616,361
Other assets and liabilities, net—0.7%		4,577
NET ASSETS—100.0%		$620,938

Abbreviations:
ADR	American Depositary Receipt
LP	Limited Partnership

Footnote Legend:
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(2)	Non-income producing.
(3)	All or a portion of the security is restricted.

Country Weightings†
United States	90%
China	10
Total	100%
† % of total investments as of June 30, 2020.
See Notes to Schedule of Investments

KAR Capital Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of June 30, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2020	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$610,548	$610,548	$—
Convertible Preferred Stock	5,813	—	5,813
Total Investments	$616,361	$610,548	$5,813
There were no securities valued using significant observable inputs (Level 2) at June 30, 2020.
Securities held by the Fund with an end of period value of $29,937 were transferred from Level 3 to Level 1 due to a market listing.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Convertible Preferred Stock
Investments in Securities
Balance as of September 30, 2019:	$6,850	$6,850
Realized gain (loss)	—(a)	—(a)
Change in unrealized appreciation (depreciation)(b)	23,087	23,087
Purchases	5,813	5,813
Transfers from Level 3(c)	(29,937)	(29,937)
Balance as of June 30, 2020	$5,813	$5,813
(a) Amount is less than $500.
(b) The change in unrealized appreciation (depreciation) on investments still held at June 30, 2020, was $23,087.
(c) “Transfers into and/or from” represent the ending value as of June 30, 2020, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
Disco Topco Holdings (Cayman) LP Class E
The significant unobservable inputs used in the fair value measurement of this non-public convertible preferred stock is based on the cost of the most recent investment by the Series purchased within thirty days of June 30, 2020. Significant changes in the financial statement performance of this company, an increase or decrease in additional share classes or changes in the shares issued and outstanding, together or in isolation, could result in a significantly lower or higher fair value measurement.
See Notes to Schedule of Investments

KAR CAPITAL GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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